Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 781,725	$ 251,475
Account receivable net of allowance for doubtful accounts $156,212 and $118,356, respectively	1,826,322	1,397,414
Inventories	3,387,618	2,503,598
Prepaid expenses and other current assets	60,215	43,282
Total current assets	6,055,880	4,195,769
Property and equipment, net	3,186,605	3,262,133
Non-marketable investment	61,335	61,335
Deferred financing costs, net	48,199	35,363
Goodwill	1,353,574
Assets Noncurrent	4,649,713	3,358,831
Total Assets	10,705,593	7,554,600
Current liabilities:
Note payable - bank		2,457,495
Account payable	2,725,375	970,913
Accrued expenses and other current liabilities	837,627	127,497
Notes payable - shareholder	1,099,715	1,102,926
Convertible notes payable	2,750,000
Deferred income tax	98,750	98,750
Current portion of long term debt	284,576	277,299
Total current liabilities	7,796,043	5,034,880
Long Term Debt	3,087,262	3,090,385
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 67,543,310 and 37,698,396 shares issued and outstanding at September 30, 2011, and December 31, 2010, respectively	67,543	37,698
Additional paid-in capital	4,127,652	153,232
Accumulated deficit	(4,372,907)	(761,595)
Total shareholders' deficiency	(177,712)	(570,665)
Total liabilities and shareholders' deficiency	$ 10,705,593	$ 7,554,600

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 156,212	$ 118,356
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	67,543,310	37,698,396
Common stock, shares outstanding	67,543,310	37,698,396

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales	$ 3,930,503	$ 4,515,222	$ 8,937,818	$ 11,133,223
Cost of sales	(2,144,952)	(2,400,005)	(4,668,316)	(5,555,191)
Gross profit	1,785,551	2,115,217	4,269,502	5,578,032
Operating Expenses:
General and adminstrative expenses	3,792,480	1,684,248	6,884,039	4,461,004
Depreciation expense	205,352	87,867	372,002	249,473
Research and development expenses	4,011	54,837	119,167	149,497
Total Operating Expenses	4,001,843	1,826,952	7,375,208	4,859,974
Income (Loss) from operations	(2,216,292)	288,265	(3,105,706)	718,058
Interest expense	(283,411)	(123,415)	(505,606)	(323,142)
Income (Loss) before provision for income taxes	(2,499,703)	164,850	(3,611,312)	394,916
(Provision) benefit for income taxes		92,000
Net income (loss) including noncontrolling interest	(2,499,703)	256,850	(3,611,312)	394,916
Less: Net income (loss) attributable to noncontrolling interest				(696)
Net income (loss) attributable to Biozone	$ (2,499,703)	$ 256,850	$ (3,611,312)	$ 395,612
Income (Loss) per common share	$ (0.04)	$ 0.01	$ (0.07)	$ 0.01
Basic and diluted weighted average common share outstanding	67,492,714	37,698,000	49,112,016	37,698,000

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net income (loss)	$ (3,611,312)	$ 395,612
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	25,000	33,342
Depreciation & Amortization	372,002	249,473
Stock based compensation	1,950,000
Changes in assets and liabilities:
Account receivable-trade	(430,999)	(1,140,380)
Inventories	(791,677)	(776,088)
Prepaid expenses and other current assets	(16,933)	25,810
Deferred taxes
Accounts payable	1,753,882	130,432
Accrued expenses and other current liabilities	709,051	695,503
Net cash used in operating activities	(40,986)	(386,296)
Cash flows from investing activities
Purchase of property and equipment	(157,568)	(352,438)
Cash acquired on business combination	585,720
Net cash provided by (used in) investing activities	428,152	(352,438)
Cash flows from financing activities
Proceeds from convertible debt	2,750,000
Payment of deferred financing costs	(150,364)
Repayment of borrowings from noteholders	(2,453,341)	(94,105)
Advance from (payment to) shareholder	(3,211)	376,640
Net cash provided by financing activities	143,084	282,535
Net increase (decrease) in cash and cash equivalents	530,250	(456,199)
Cash and cash equivalents, beginning of period	251,475	630,462
Cash and cash equivalents, end of period	781,725	174,263
Supplemental disclosures of cash flow information:
Interest paid	$ 319,872	$ 176,181

Business	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Business

NOTE 1 – Business

Biozone Pharmaceuticals, Inc. (formerly, International Surf Resorts, Inc.; the “Company”, “we”, “our”) was incorporated under the laws of the State of Nevada on December 4, 2006 to operate as an internet-based provider of international surf resorts, camps and guided surf tours (the “Original Business”).  On March 1, 2011, we changed our name from International Surf Resorts, Inc.to Biozone Pharmaceuticals, Inc.  We anticipate discontinuing our Original Business through the sale of our 55% ownership in ISR de Mexico, S. de R.L. de C.V., a Mexican corporation in consideration for the return and cancellation of approximately 13,948,007 shares of the Company's common stock.  Disclosures contained in this Quarterly Report on Form 10-Q are not reflective of such stock cancellation.

On May 16, 2011, we acquired substantially all of the assets and assumed all of the liabilities of Aero Pharmaceuticals, Inc. (“Aero”) pursuant to an Asset Purchase Agreement dated as of that date.  Aero manufactures markets and distributes a line of dermatological products under the trade name of Baker Cummins Dermatologicals (see Note 3).

On June 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock. The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

BioZone Labs was incorporated under the laws of the State of California in 1991. Equalan was formed as a limited liability company under the laws of the State of California on January 2, 2007. Equachem was formed as a limited liability company under the laws of the State of California on March 12, 2007 under the name Chemdyn, LLC and changed its name to Equachem, LLC on July 25, 2007. BetaZone was formed as a Florida limited liability company on November 7, 2006.

The BioZone Lab Group has operated since inception as a developer, manufacturer, and marketer of over-the-counter drugs and preparations, cosmetics, and nutritional supplements on behalf of health care product marketing companies and national retailers. The Company has been developing our proprietary drug delivery technology (the “BioZone Technology”) as an enhancement for approved, generic prescription drugs that are limited due to poor stability or bioavailability or variable absorption.

The Company accounted for the acquisition of the BioZone Lab Group as a “reverse acquisition”.  Accordingly, the Company is considered the legal acquirer and the BioZone Lab Group is considered the accounting acquirer.  The current and future financial statements will be those of the BioZone Lab Group.

These consolidated financial statements are presented on the basis that we will continue as a going concern. The going concern concept contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Our current balances of cash will not meet our working capital and capital expenditure needs for the next twelve months.  In addition, as of September 30, 2011, we have a shareholder deficiency of $177,712 and negative working capital of $1,740,163.  Because we are not currently generating sufficient cash to fund our operations and we have debt that is in default, we may need to rely on external financing to meet future operating, debt repayment and capital requirements.  These conditions raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty. We believe that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

NOTE 2 - Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the accompanying unaudited consolidated financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of September 30, 2011 and the results of operations and cash flows for the periods presented. The results of operations for the three and nine months ended September 30, 2011 are not necessarily indicative of the operating results for the full fiscal year or any future period.

Basis of Consolidation

The consolidated financial statements include the accounts of BioZone Pharmaceuticals, Inc. and its subsidiaries, all of which are wholly owned except for BetaZone, which is 45% owned which is accounted for under the equity method of accounting. In addition, the Company consolidates the accounts of 580 Garcia Properties, LLC, (“580 Garcia”) which owns the land and building used by BioZone Labs and is owned by one of the former owners of the BioZone Lab Group.  The Company is a guarantor of 580 Garcia’s mortgage loan payable on the property (see Note 7).

Use of Estimates.

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include the collectability of accounts receivable and deferred taxes and related valuation allowances. Certain of our estimates, including evaluating the collectability of accounts receivable, could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. We re-evaluate all of our accounting estimates at least quarterly based on these conditions and record adjustments when necessary.

Cash and Cash Equivalents.

We consider all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents.

Revenue Recognition

We follow the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

We have a policy of reserving for uncollectible accounts based on our best estimate of the amount of probable credit losses in our existing accounts receivable. We extend credit to our customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintain an allowance for potential bad debts if required.

We determine whether an allowance for doubtful accounts is required by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations. In these cases, we use assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. We may also record a general allowance as necessary.

Direct write-offs are taken in the period when we have exhausted our efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that we should abandon such efforts. The Company has recorded an allowance for doubtful accounts of $156,212 as of September 30, 2011.

Inventories

Inventories are stated at the lower of cost, determined using the weighted average cost method, and net realizable value.  Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to complete and dispose of the product.

Fair Value Measurements

We adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which  defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our short and long term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates taken together with other features such as concurrent issuances of warrants and/or embedded conversion options, are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

 Level 1 — quoted prices in active markets for identical assets or liabilities

 Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

 Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist principally of cash and cash equivalents. We maintain our cash accounts at high quality financial institutions with balances, at times, in excess of federally insured limits. As of September 30, 2011, we had $685,402 of balances in excess of federally insured limits. Management believes that the financial institutions that hold our deposits are financially sound and therefore pose minimal credit risk.

Stock-Based Compensation

We recognize compensation expense for stock-based compensation in accordance with ASC Topic 718. For employee stock-based awards, we calculate the fair value of the award on the date of grant using the Black-Scholes method for stock options and the quoted price of our common stock for unrestricted shares; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, we calculate the fair value of the award on the date of grant in the same manner as employee awards.  However, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date equals the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the useful lives of the assets. Expenditures for additions and improvements are capitalized; repairs and maintenance are expensed as incurred.

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased.  Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Impairment of long lived assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable.  For assets that are to be held and used, impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value.  If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value.  Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable.  Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Income Taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Aero Acquisition	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Aero Acquisition

NOTE 3 – Aero Acquisition

On May 16, 2011, we acquired the assets and assumed the liabilities of Aero in exchange for a total of 8,331,396 shares of our common stock valued at the estimated value of Aero at the acquisition date. We are in the process of obtaining an independent appraisal of the acquisition price of the assets, which has been estimated at $2 million. The acquisition was accounted for under the acquisition method of accounting. Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

On September 21, 2011, the Company issued 13,914 shares of common stock to Aero Pharmaceuticals, Inc. in consideration for the delay in filing the Company’s Registration Statement on Form S-1, as required in the Asset Purchase Agreement between the Company and Aero Pharmaceuticals, Inc.

The above referenced securities were issued were issued in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Rule 506 promulgated thereunder.

Financial assets	$608,644
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,673)
Total identifiable assets	700,691
Goodwill	1,353,574
2,054,265

The results of operations of Aero are included in the consolidated statement of operations from its date of acquisition.

Property and Equipment	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property and Equipment

NOTE 4 – Property and Equipment

A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	September 30, 2011	December 31, 2010

Vehicles	5 years	271,607	271,607
Furniture and Fixtures	10 years	68,462	66,195
Computers	5 years	156,439	142,978
MFG equipment	10 years	3,962,396	3,938,440
Lab Equipment	10 years	535,018	413,198
Bldg/Leasehold	19 years (remainder of lease)	1,548,909	1,545,758
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		7,493,972	7,329,317
Accumulated depreciation		(4,307,367)	(4,067,184)
Net		3,186,605	3,262,133

Convertible Notes Payable	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Convertible Notes Payable

NOTE 5 – Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March Warrants”) to purchase securities of the Company in the Target Transaction Financing (as defined below), pursuant to a Securities Purchase Agreement entered into on February 22, 2011 (the “Securities Purchase Agreement” and the “Private Placement”).

The March 2011  Notes, extended as described below (see Note 11), mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing (such earlier date, the “Maturity Date”).  The entire principal amount and any accrued and unpaid interest is due and payable in cash on the Maturity Date.

As of October 29, 2011, the Company is in default with respect to the March 2011 Notes due to the fact that the Company has not paid the amount due on maturity (see Note 11).

The principal and interest may not be prepaid except in connection with the consummation of the Target Transaction Financing, in which case the holder may elect either to (i) convert all of the principal and accrued and unpaid interest then outstanding into the securities offered in the Target Transaction Financing at a price per share or unit, as the case may be, equal to 80% of the price at which such securities are sold or (ii) require the Company to repay the principal amount then outstanding and any accrued and unpaid interest in cash.

As set forth in the Securities Purchase Agreement, the Company intends to close a private placement of its common stock, par value $0.001 per share (the “Common Stock”), or other securities (the “PIPE Securities”) yielding gross proceeds to the Company of at least eight million Dollars ($8,000,000) (the “Target Transaction Financing,” and the price at which such PIPE Securities are sold is referred to as the “PIPE Share Price”); within one hundred twenty (120) days from the issuance date of the Note.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance, without considering the Warrant value because the determination of the number of warrants and the exercise price of the warrants is dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which has yet to take place.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000, due on March 22, 2012 (unless accelerated as described below) (the “September 2011 Note”) and a warrant (the “September Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date (the “Securities Purchase Agreement”).  The September 2011 Note and Warrant were issued to an accredited investor in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Rule 506 promulgated by the Securities and Exchange Commission thereunder.

The September 2011, Note matures on the earlier of March 22, 2012 or the closing date of the Target Transaction Financing (such earlier date, the “Maturity Date”).  The entire principal amount and any accrued and unpaid interest is due and payable in cash on the Maturity Date.

The principal and interest may not be prepaid except in connection with the consummation of the Target Transaction Financing, in which case the holder may elect either to convert all of the principal and accrued and unpaid interest then outstanding into the securities offered in the PIPE Offering at a price per share or unit, as the case may be, equal to 70% of the price at which such securities are sold or require the Company to repay the principal amount then outstanding and any accrued and unpaid interest in cash.

We recorded the liability for the September 2011 Note at an amount equal to the full consideration received upon issuance, without considering the Warrant value because the determination of the number of warrants and the exercise price of the warrants is dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which has yet to take place.

Notes Payable - Shareholder	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Notes Payable - Shareholder

NOTE 6 – Notes Payable - Shareholder

This amount is due to our Executive Vice President for advances made to the Company, bears interest at a weighted average rate of approximately 10% and is due on demand. The Company is in dispute with the shareholder as to the balance due but has recorded the full amount claimed by the shareholder.

Long Term Debt	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Long Term Debt

NOTE 7 – Long Term Debt

Notes payable of Biozone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%,	$347,714
payable in monthly installments of $168 to $1,589, inclusive of interest
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments	278,409
of $3,640 inclusive of interest
Other	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building	2,655,715
payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum
$3,371,838
Less: current portion	284,576
3,087,262

Warrants	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Warrants

NOTE 8 - Warrants

On March 29, 2011 and September 22, 2011, the Company issued warrants to purchase securities of the Company in the Target Transaction Financing (Note 5).  The Warrants are immediately exercisable and expire five years after the date of issue.  Each Warrant has an initial exercise price of 120% of the price of the securities sold in the Target Transaction Financing (the “Financing Share Price”).  The Warrant entitles the holder to purchase the number of shares of Common Stock and/or other securities, including units of securities, sold in the Target Transaction Financing equal to the Warrant Coverage (as defined herein) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price.  “Warrant Coverage” means (i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement.  The Warrant is exercisable in cash or by way of a “cashless exercise” during any period that a registration statement covering the shares of Common Stock and/or other securities issuable upon exercise of the Warrant, or an exemption from registration, is not available.  The exercise price of the Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the closing of the Private Placement.  This adjustment provides that, in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the Warrant will be immediately reduced to equal the price at which the Company issued the securities.

We have not recorded any amounts in the financial statements for the Warrants because the determination of the number of warrants and the exercise price of the warrants is dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which has yet to take place.

Income Taxes	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Taxes

NOTE 9 – Income Taxes

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets for every period because it is more likely than not that all of the deferred tax assets will not be realized.

Contingencies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Contingencies

NOTE 10 - Contingencies

Employment Agreements

On June 30, 2011, the Company entered into three year executive employment agreements with three stockholders, Brian Keller, Christian Oertle and Daniel Fisher, to serve as our President, Chief Operating Officer and Executive Vice President, respectively.  The agreements with Messrs. Keller and Fisher provide for annual salaries of $200,000 each and the agreement with Mr. Oertle provides for an annual salary of $150,000.  Pursuant to the terms of the agreements, each of these stockholders is eligible to participate in the Company’s long term incentive compensation programs and is entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board, subject to certain claw back rights. The agreements provide for payments of six months’ severance in the event of early termination (other than for cause).

Leases

The Company is committed under operating leases for its various properties, which provide for annual rentals of approximately $372,000 through September 2014. Rental expense charged to operations for the nine months ended September 30, 2011 was approximately $279,000.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

NOTE 11 - Subsequent Events

Extension of March 2011 Notes

Effective October 28, 2011, the purchasers of the March 2011 Notes (the “Investors”) agreed to extend the maturity date of the Notes (the “Extension Agreement”) to October 29, 2011(the “New Maturity Date”) (see Note 5).  As consideration for the agreement by the Note Holders to enter into the Extension Agreement, the Company (i) issued to the Note Holders an aggregate of 112,500 shares of its common stock, par value $0.001 per share and (ii) paid to the Investors, an aggregate of $135,000 as additional interest for the period beginning on February 28, 2011 (the date the Note Holders placed the principal amount in escrow) and ending on March 28, 2011.  The Company agreed to provide piggyback registration rights with respect to the 112,500 shares on the same terms and conditions provided for the registrable securities in the Registration Rights Agreement contained in the Private Placement.

The Company has agreed that if it fails to repay the March 2011 Notes on or before the New Maturity Date, then in addition to the interest due under the March 2011 Notes, the Company will pay an additional 2% (annualized) for each 30 day period all or any portion of the principal or accrued interest remain unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% being calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the New Maturity Date and then upon each 30 day anniversary of the New Maturity Date.

Issuance of common stock

On October 28, 2011, the Company issued an aggregate of 112,500 shares of its common stock to the holders of the March 2011 Notes in consideration for the extension of the maturity date of such notes.

On November 3, 2011, the Company sold 455,000 shares of our common stock, par value $0.001 per share, for $1.00 per share pursuant to subscription agreements entered into on October 31, 2011 and November 1, 2011.

On November 30, 2011, the Company issued 500,000 shares of its common stock, par value $0.001 per share, pursuant to a Subscription Agreement entered into on that date.

Also on November 30, 2011, the Company issued 1,018,456 shares of its common stock, par value $0.001 per share, upon conversion of the principal and all of the interest due on a certain convertible promissory note issued by the Company on September 22, 2011, according to the conditions set forth in such note. In addition, pursuant to the terms of the Securities Purchase Agreement related to the note, the Company issued to the holder of the note a warrant to purchase 250,000 shares of its common stock at an exercise price of $1.00 per share.